Note 11 - Common and Preferred Stock, Additional Paid-in Capital and Dividends (Details Textual)													1 Months Ended	2 Months Ended	12 Months Ended
		Mar. 26, 2018	Dec. 11, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 06, 2017	Aug. 03, 2017	Jun. 23, 2017	May 11, 2017	May 08, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) shares	Jun. 06, 2014 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Proceeds from Issuance of Convertible Preferred Stock																$ 1,741,000
Stock Issued During Period, Value, New Issues															$ 38,389,000
Dividends															0	0	$ 0
Proceeds from Issuance of Common Stock															$ 9,726,000
Stock Issued During Period, Shares, Warrants Exercised | shares															219,251
Class of Warrant or Right, Exercised During Period | shares															697,017
Class of Warrant or Right, Outstanding | shares													1,976,389	1,976,389	1,976,389
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													2,134,501	2,134,501	2,134,501	347,543
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 2.30	$ 2.30	$ 2.30	$ 19.70
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares															632,775
Stock Issued During Period, Value, New Issues	[1]														$ 6,000
Conversion of Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued | shares															904,646
Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock															$ 7,500,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP													75.00%	75.00%	75.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares													$ 675,000	$ 675,000	$ 675,000
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares													$ 0.25	$ 0.25	$ 0.25
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares										7,500
Proceeds from Issuance of Convertible Preferred Stock										$ 7,500,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP										75.00%
Convertible Preferred Stock, Maximum Related Party Ownership Percentage Allowed for Conversion										4.99%
Convertible Preferred Stock, Redemption Percentage at Reporting Entity Request										120.00%
Convertible Preferred Stock, Redemption Percentage at Shareholder Request										100.00%
Preferred Stock, Dividend Rate, Percentage										8.00%
Stock Issued During Period, Value, New Issues										$ 7,500,000					$ 7,500,000
Dividends															600,000
Stock Issued During Period, Value, Payment for Commitment Fee															113,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares										$ 675,000
Xanthe Holdings Limited [Member] | Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares										$ 0.25
Tankers Family Inc. [Member] | Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares									100,000
Stock Issued During Period, Value, New Issues									$ 1,000
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share | shares									1,000
Preferred Stock, Liquidation Preference Per Share | $ / shares									$ 0.01
Kalani Investments Limited [Member]
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value											$ 40,341,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance											2 years
Common Stock Purchase Agreement, Fee Percentage											1.00%
Proceeds from Issuance of Common Stock											$ 39,937,000
Kalani Investments Limited [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares											632,775
Stock Issued During Period, Value, Issued for Services											$ 606,000
Kalani Investments Limited [Member] | Common Stock [Member] | Issued for Commitment Fee [Member]
Stock Issued During Period, Shares, New Issues | shares											6
Crede [Member]
Stock Issued During Period, Value, New Issues															$ 28,633,000
Common Stock Purchase Agreement, Shares Authorized for Issuance, Value			$ 25,000,000	$ 25,000,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance			2 years	2 years
Proceeds from Issuance of Common Stock													$ 4,072,000	$ 25,000,000
Crede [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares													1,765,915	5,382,972	7,148,889
Stock Issued During Period, Value, New Issues	[1]														$ 72,000
Stock Issued During Period, Value, Payment for Commitment Fee			$ 500,000	$ 500,000
Stock Issued During Period, Shares, Payment for Commitment Fee | shares													115,915	150,000
AEGIS Capital Corp [Member]
Class of Warrant or Right, Expiration Term												5 years
AEGIS Capital Corp [Member] | Issuance of Warrants As Part of the Underwriting Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 4,500,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio					2	30	15	20		10
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		10

[1]	Adjusted to reflect the reverse stock splits effected in May, June, August and October (see Note 11)